                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] ; Amendment Number:______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:

   /s/ John W. Wing          Minnetonka, Minnesota           May 10, 2007
-----------------------  -----------------------------  ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: $235,615
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                          VOTING AUTHORITY
                                                                          ----------------
                                          VALUE   SH OR   INV  OTHER
NAME OF ISSUER TITLE OF CLASS   CUSIP   (x$1,000) PRNAMT  DISC  MGR  SOLE SHARED   NONE
-------------- -------------- --------- --------- ------- ---- ----- ---- ------  -------
 ISHARES INC   MSCI PAC J IDX 464286665   14783   110033  SOLE  N/A               110033
 ISHARES TR    1-3 YR TRS BD  464287457   8991    111744  SOLE  N/A               111744
 ISHARES TR    COHEN&ST RLTY  464287564   16576   160640  SOLE  N/A               160640
 ISHARES TR    DJ US BAS MATL 464287838   17602   273963  SOLE  N/A               273963
 ISHARES TR    CONS SRVC IDX  464287580   16185   236975  SOLE  N/A               236975
 ISHARES TR    DJ US TELECOMM 464287713   17605   565729  SOLE  N/A               565729
 ISHARES TR    DJ US UTILS    464287697   16588   170813  SOLE  N/A               170813
 ISHARES TR    LEHMAN AGG BND 464287226   8986    89627   SOLE  N/A               89627
 ISHARES TR    MSCI EAFE IDX  464287465   1663    21812   SOLE  N/A               21812
 ISHARES TR    S&P 500 INDEX  464287200   5738    40314   SOLE  N/A               40314
 ISHARES TR    S&P EURO PLUS  464287861   13423   123899  SOLE  N/A               123899
 ISHARES TR    S&P LTN AM 40  464287390   13909   77985   SOLE  N/A               77985
 ISHARES TR    S&P 500 VALUE  464287408   83564   1076850 SOLE  N/A               1076850